Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for Doubtful Accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 147.4	$ 148.1	$ 142.6
Charged to costs & expenses	42.8	27.9	39.5
Impact of currency	(5.8)	(1.6)	(0.7)
Charged to other accounts	13.3	4.2	4.2
Write offs, write downs & deductions	(48.4)	(31.2)	(37.5)
Balance at end of period	$ 149.3	$ 147.4	$ 148.1